Pension Plans and Other Postretirement Benefits - Benefit Obligations and Plan Assets (Details) - Pension Plan - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Change in benefit obligation:
Benefit obligation, beginning of year	$ 6,009	$ 6,462
Interest cost	132	110	$ 168
Actuarial gain	(1,011)	(102)
Benefit payments	(387)	(408)
Settlements	(3)	(53)
Benefit obligation, end of year	4,740	6,009	6,462
Change in plan assets:
Beginning balance	6,677	6,845
Actual return on plan assets	(968)	215
Employer contributions	27	78	25
Benefit payments	(387)	(408)
Settlements	(3)	(53)
Ending balance	5,346	6,677	$ 6,845
Funded status	606	668
Assets (liabilities) recognized on the consolidated balance sheet
Noncurrent assets reflected in other assets	827	946
Current liabilities reflected in accrued expenses	(24)	(28)
Noncurrent liabilities reflected in other long-term liabilities	(197)	(250)
Net assets	$ 606	$ 668